Consolidated Statements of Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2021
Revenue
License revenue	$ 0	$ 170,369		$ 0
Other income
Research material sales	191,721	84,018		312,841
Grant income	3,314,001	4,459,974		3,549,965
Net gain on foreign exchange	623,511	1,228,122		0
Net gain on fair value movement of warrants	131,896	591,070		0
Interest income	938,999	224,520		105,327
Total revenue and other income	5,200,128	6,758,073		3,968,133
Expenses
Research & development and intellectual property expenses	(36,257,187)	(31,341,576)		(17,236,780)
Corporate administrative expenses	(8,679,840)	(7,210,123)		(6,282,105)
Net loss on fair value movement of warrants	0	0		(8,663,013)
Net loss on foreign exchange	0	0		(507,042)
Finance costs	(20,401)	(92,430)		(9,825)
Net Changes in fair value of convertible note liability	(139,048)	(324,736)		(1,171,959)
Loss before income tax expense	(39,896,348)	(32,210,792)		(29,902,591)
Income tax (expense)/ benefit	0	(34)	[1]	(33)	[1]
Loss after income tax expense for the year	(39,896,348)	(32,210,826)		(29,902,624)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations	3,592,502	(922,327)		(580,408)
Other comprehensive income/(loss) for the year, net of tax	3,592,502	(922,327)		(580,408)
Total comprehensive income/(loss) for the year	(36,303,846)	(33,133,153)		(30,483,032)
Loss for the year is attributable to:
Owners of Immutep Limited	(39,896,348)	(32,210,826)		(29,902,624)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Limited	$ (36,303,846)	$ (33,133,153)		$ (30,483,032)
Basic loss per share	$ (0.0447)	$ (0.0379)		$ (0.0503)
Diluted loss per share	$ (0.0447)	$ (0.0379)		$ (0.0503)

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.